Document and Entity Information	Sep. 14, 2026
Document Information [Line Items]
Entity Registrant Name	BrightSpire Capital, Inc.
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Central Index Key	0001717547
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38377
Entity Tax Identification Number	38-4046290
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	547-2631
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	BRSP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false